Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues:
Services	$ 6,555,951	¥ 42,654,982	¥ 33,748,455	¥ 21,685,341
Product	1,759,377	11,447,037	4,430,389	1,117,554
Total net revenues	8,315,328	54,102,019	38,178,844	22,802,895
Cost of revenues
Services	(2,726,758)	(17,741,107)	(12,602,876)	(8,345,541)
Product	(1,605,862)	(10,448,219)	(3,912,156)	(1,053,719)
Total Cost of revenues	(4,332,620)	(28,189,326)	(16,515,032)	(9,399,260)
Gross profit	3,982,708	25,912,693	21,663,812	13,403,635
Operating expenses:
Selling and marketing expenses	(1,069,362)	(6,957,596)	(4,481,815)	(2,958,229)
General and administrative expenses	(373,462)	(2,429,858)	(1,506,154)	(1,014,395)
Research and development expenses	(671,876)	(4,371,428)	(3,046,979)	(2,158,888)
Total operating expenses	(2,114,700)	(13,758,882)	(9,034,948)	(6,131,512)
Operating profit	1,868,008	12,153,811	12,628,864	7,272,123
Other income/(expenses):
Investment income, net	55,656	362,113	200,333	62,341
Interest income	102,566	667,323	541,969	596,930
Exchange gains/(losses)	(68,983)	(448,827)	146,510	133,776
Other, net	42,586	277,080	377,685	45,138
Income before tax	1,999,833	13,011,500	13,895,361	8,110,308
Income tax	(332,349)	(2,162,363)	(2,102,498)	(1,273,408)
Net income	1,667,484	10,849,137	11,792,863	6,836,900
Net income attributable to noncontrolling interests	(19,443)	(126,502)	(188,343)	(101,792)
Net income attributable to redeemable noncontrolling interests	(2,259)	(14,696)
Net income attributable to the NetEase, Inc.'s shareholders	1,645,782	10,707,939	11,604,520	6,735,108
Net income	1,667,484	10,849,137	11,792,863	6,836,900
Other comprehensive income
Unrealized gains/(losses) on available-for-sale securities, net of tax	(3,584)	(23,321)	(232,633)	27,452
Reclassification adjustment for losses on available-for-sale securities recorded in net income, nil of tax | ¥			266,660
Foreign currency translation adjustment	(242)	(1,573)
Total other comprehensive income	(3,826)	(24,894)	34,027	27,452
Total comprehensive income	1,663,658	10,824,243	11,826,890	6,864,352
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(21,702)	(141,198)	(188,343)	(101,792)
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 1,641,956	¥ 10,683,045	¥ 11,638,547	¥ 6,762,560
Net income per share, basic (in CNY and dollars per share) | (per share)	$ 0.50	¥ 3.25	¥ 3.54	¥ 2.05
Net income per ADS, basic (in CNY and dollars per share) | (per share)	12.50	81.36	88.40	51.27
Net income per share, diluted (in CNY and dollars per share) | (per share)	0.50	3.23	3.51	2.04
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	$ 12.41	¥ 80.74	¥ 87.72	¥ 50.94
Weighted average number of ordinary shares outstanding, basic (in shares)	3,290,312	3,290,312	3,281,729	3,284,382
Weighted average number of ADS outstanding, basic (in shares)	131,612	131,612	131,269	131,375
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,315,478	3,315,478	3,307,109	3,305,213
Weighted average number of ADS outstanding, diluted (in shares)	132,619	132,619	132,284	132,209